Acquisitions of Subsidiaries - Schedule of Net Cash Outflow on Acquisition (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Net Cash Outflow on Acquisition [Abstract]
Cash consideration paid	$ (2,540)
Less: cash and cash equivalents balances acquired	27
Net cash outflow on acquisition	$ (2,513)